Stockholders' Equity (Details 6) (Stock Option [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Summary of options outstanding and exercisable
Number of Options Outstanding	13,600,000	12,600,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5 years 4 months 21 days	5 years 11 months 5 days
Options Outstanding, Weighted Average Exercise Price	$ 0.17	$ 0.17
Number of Options Exercisable	12,725,000	8,975,000
Options Exercisable, Weighted Average Exercise Price	$ 0.17	$ 0.16
Minimum [Member]
Summary of options outstanding and exercisable
Options Outstanding, Range of exercise price	$ 0.08	$ 0.08
Maximum [Member]
Summary of options outstanding and exercisable
Options Outstanding, Range of exercise price	$ 0.50	$ 0.50